Details of Significant Accounts - Share-based payment - Outstanding stock options (Details) - Share Incentive Plan - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-based payment arrangements
Exercise prices of stock options outstanding	$ 3.95	$ 3.95
Weighted-average remaining contractual period		4 years 21 days
Minimum
Share-based payment arrangements
Exercise prices of stock options outstanding	$ 3.95
Weighted-average remaining contractual period	3 years 6 months 21 days
Maximum
Share-based payment arrangements
Exercise prices of stock options outstanding	$ 7.2
Weighted-average remaining contractual period	4 years 10 months 24 days